STOCKHOLDERS EQUITY - Representative's Warrants (Details) - Common Stock Warrants - Representative	Jul. 02, 2021 $ / shares shares	Oct. 15, 2020 $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 $ / shares	Dec. 31, 2020 USD ($)
Initial Public Offering
Weighted average valuation assumptions
Warrants fair value | $			$ 232,600	$ 257,300		$ 357,300
Warrants and Rights Outstanding, Valuation Technique [Extensible List]		us-gaap:ValuationTechniqueOptionPricingModelMember
Warrants and Rights Outstanding, Term		5 years
Warrants
Number of warrants granted | shares		62,500
Warrant exercise price | $ / shares		$ 15.00
Exercise price as a percentage of the initial offering price		125.00%
Public Offering
Weighted average valuation assumptions
Warrants fair value | $			$ 868,900	$ 929,300
Warrants and Rights Outstanding, Valuation Technique [Extensible List]	us-gaap:ValuationTechniqueOptionPricingModelMember
Warrants and Rights Outstanding, Term	5 years
Warrants
Number of warrants granted | shares	400,000
Warrant exercise price | $ / shares	$ 6.25				$ 6.25
Exercise price as a percentage of the initial offering price	125.00%
Measurement Input, Risk Free Interest Rate | Initial Public Offering
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input		0.0018
Measurement Input, Risk Free Interest Rate | Public Offering
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0.0040
Measurement Input, Price Volatility | Initial Public Offering
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input		0.9408
Measurement Input, Price Volatility | Public Offering
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0.9827
Measurement Input, Expected Term | Initial Public Offering
Weighted average valuation assumptions
Warrants and Rights Outstanding, Term		2 years 8 months 26 days
Measurement Input, Expected Term | Public Offering
Weighted average valuation assumptions
Warrants and Rights Outstanding, Term	2 years 9 months
Measurement Input, Expected Dividend Rate | Initial Public Offering
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input		0
Measurement Input, Expected Dividend Rate | Public Offering
Weighted average valuation assumptions
Warrants and Rights Outstanding, Measurement Input	0